Income (Loss) Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
Mainland China	¥ 18,306	$ 2,654	¥ 15,055	¥ 19,711
Non-Mainland China	(8,194)	(1,188)	(4,277)	3,379
Income before income taxes	¥ 10,112	$ 1,466	¥ 10,778	¥ 23,090